Inventory (Tables)	12 Months Ended
Oct. 31, 2023
Inventory
Schedule of inventory

As at October 31	2023	2022
	$	$
Finished goods	25,470	23,393
Work in process	16	56
Raw materials	626	492
Provision for obsolescence	(138)	(527)
Total	25,974	23,414